Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82



[Television commercial. Black and white stills of fencers super and dissolve while voice reads:] CGM Realty Fund.
[Title slide reading:] CGM Realty Fund [Supers and dissolves.]
[Title slide reading:] Exceptional Five-Year Performance [Voice reads:]
One of the top performing real estate funds over five years.
[Title slide reading:] Managed by Ken Heebner [Voice reads:] Managed by Ken Heebner, the Fund offers the potential for high current income and long-term appreciation.
[Supers and dissolves while voice reads:]
Up 11.9% over the first six months of this year, CGM Realty Fund has returned more than 93% over the past five years.
[A bar chart (in color) comes up on the screen showing the headline:] Five-Year Total Return
[The bars with identifying type are from left to right as follows:]
63.9% Lipper Real Estate Fund Average
93.5% CGM Realty Fund
[In smaller type below (with larger numbers):] -2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception (May 13, 1994) through 6/30/99.
[Voiceover continues:] CGM Realty Fund has outperformed the Lipper Real Estate Fund Average for five year performance.
[Title slide dissolves and new title slide supers and is held that reads:] 1-800-CGM-INFO [in large type and the following disclosure in smaller type:] Lipper Analytical Services, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #2 of 18 real estate funds for five-year performance and #17 of 118 real estate funds for one-year performance for the periods ended 6/30/99. The Fund's advisor absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. [Voice reads:]
For a prospectus, call toll-free 1-800-CGM-INFO.
[The previous slide dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund

Exceptional Five-Year Performance. [in large type and the following disclosure in smaller type:]
This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.
[Voice reads:] CGM Realty Fund.
Exceptional Five-Year Performance.
[Commercial ends.]

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring while voice reads:] No matter how you look at it, investing is a challenge. You need to consider all the angles ... to diversify ... consider different moves ... like real estate ... [supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner [Voice reads:]
 ... like CGM Realty Fund. Managed by Ken Heebner, [Title slide supers and dissolves to video of fencers sparring.]
[Video supers and dissolves to title slide reading:] CGM Realty Fund Five Year Total Return 93.5% (7/1/94 - 6/30/99)
[In smaller type below (with larger numbers):] -2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception on 5/13/94 through 6/30/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower.
[Voice reads:] CGM Realty Fund has returned more than 93% over the past five years.
[Voiceover continues:] Extraordinary performance over time ... now that's an angle every investor can appreciate.
[The previous slide dissolves and the final slide supers; a live fencer transforms into a line drawing of a fencer in a box with a black and white striped background (logo); to the right of the logo is the following text:]
CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.
[Voice reads:] CGM Realty Fund.
For a prospectus call, 1-800-CGM-INFO.
[Commercial ends.]

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring and having a conversation:] [Fencer one states:] My mutual fund performance is hit or miss these days. [Fencer two states:] Mine's scoring well.
[Video supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner [Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Really ... but the market's so up and down.
[Fencer two states:] My fund invests in Real Estate Investment Trusts - might be a good way to go.
[Video dissolves and a title slide supers and is held that reads:] CGM Realty Fund Five Year Total Return 93.5% (7/1/94 - 6/30/99)
[In smaller type below (with larger numbers):] -2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception on 5/13/94 through 6/30/99, respectively. [Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Just how good is this CGM Realty Fund?
[Fencer two states:] It's up more than 93% over the past five years.
[Fencer one states:] Maybe I should get into that.
[Fencer two states:] Hey, for once you're on target.
[Video dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.
[Voice reads:] For a prospectus, call toll-free, 1-800-CGM-INFO.
[Commercial ends.]

                                                                  Rule 482 ad
                                                                  Rule 497(e)
                                                 File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
CGM REALTY FUND [Headline in largest white type against black background.] EXCEPTIONAL FIVE-YEAR PERFORMANCE. [Subhead in second largest white type against black background.]
93.5%*Total Return 7/1/94-6/30/99 [Number is in large white type; date in smaller italic white type]
[Black background with black and white photo of fencer with both arms raised. White box to the left of the fencer prints over background and contains the following text in black type:]
One of the top performing real estate funds over a five year period, CGM Realty Fund is up more than 93% since July 1, 1994.+ CGM Realty Fund offers you the expertise of fund manager Ken Heebner and the potential for high current income and long-term capital appreciation. Call now for more information and a prospectus.
[Bar chart with two bars appears next; text over bars reads:]
TOTAL RETURN 7/1/94-6/30/99
[The bar on the left is a light gray bar with the figure 63.9% in black type inside the bar. Beneath the bar is the label:]
Lipper Real Estate Fund Average
[The bar on the right is black and the figure 93.5% drops out to white inside the bar. Beneath the bar is the label:]
CGM Realty Fund
[Beneath the chart , a line drawing of a fencer in a box with a black and white striped background appears below and to the left (logo). To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0743
[Beneath the white box, in white type against a black background:] Managed by Ken Heebner
[Beneath the floor on which the fencer stands in black type against a pale gray background (slightly smaller type size than ad body copy) is the following disclosure (please note that numbers in disclosure text are the same size as total return numbers in the sub-head):]
*-2.6%, 14.1% and 13.7% are the average annual total returns for the one and five-year periods ended 6/30/99 and from inception (May 13, 1994) through 6/30/99.
+Lipper Analytical Services, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #2 of 18 real estate funds for five-year performance and #17 out of 118 real estate funds for one year performance, for the periods ended 6/30/99. The Fund's adviser absorbed a portion of management fees and expenses through 12/31/97. Otherwise the total return would be lower. This information represents past performance, which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO LOAD
Copyright 1999 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 25% of the ad is a photograph of the Manhattan skyline. Below in black type on white background is the headline:] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Below the headline on the left-hand side of the ad printing in smaller black type is the following text:]
     Real estate has always offered solid investment potential. And can be a welcome addition to a diversified portfolio. For the five-year period ended 6/30/99, CGM Realty Fund returned more than 93%*. CGM Realty Fund has returned 11.9% during the first six months of this year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. It very well may become the cornerstone of your portfolio. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears to the right (logo). To the right of the logo is the following text:] CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.] 1-800-598-0758
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*-2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception on 5/13/94 through 6/30/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM

                                                                  Rule 482 ad
                                                                  Rule 497(e)
                                                 File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Primary focus of the ad is a photograph of a front-end loader dumping dirt on top of a pile of soil and rocks. Above the photo on the left hand side of the ad, the following headline prints in black against a white background:] CONSIDERING THE UNPREDICTABILITY OF THE MARKET, WE SUGGEST PUTTING YOUR MONEY IN THE GROUND.
[To the right of the headline and running down the right side of the photo in smaller black type is the following text:]
     In today's unpredictable marketplace, the performance of REITs may provide a strategic advantage. In fact, REITs can be a welcome addition to a diversified portfolio.
     CGM Realty Fund invests in REITs and, for the five-year period ended 6/30/99, returned more than 93%*. CGM Realty Fund has returned 11.9% during the first six months of this year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below the text to the right of the photo. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0762
[Beneath the phone number in bold copy:] MANAGED BY KEN HEEBNER [Beneath the body of the ad is the following text in black type against a white background (slightly smaller type size than ad body copy):] [The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*-2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception on 5/13/94 through 6/30/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Left hand side of upper 90% of ad is taken up with an aerial photograph of Manhattan office buildings (top of Empire State Building at center); headline prints in two lines across entire top of ad dropping out to white type over photo and printing black over white space.] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Upper right hand side of ad is white with black text reading:]
     Historically, the high ground has always proven advantageous.
And in today's unpredictable marketplace, the high ground may be attained through the performance and advantages of REITs. In fact, REITS can be a welcome addition to a diversified portfolio.
     CGM Realty Fund invests in REITs and, for the five-year period ended 6/30/99, returned more than 93%*. CGM Realty Fund has returned 11.9% during the first six months of this year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.] 1-800-598-0747
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.] *-2.6%, 14.1% and 13.7% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 6/30/99 and from inception on 5/13/94 through 6/30/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 60% of the ad is comprised of three black and white photographs, one above the other, of fencers sparring. Each photograph runs the width of the ad. In the top photograph, to the left of the fencers in white type on a black background is the headline:] 5.9% CURRENT YIELD.*
[In the second from the top photograph, to the right of the fencers in white type on a black background is the headline:] CGM AMERICAN TAX FREE FUND.
[In the third from the top photograph, to the left of the fencers in white type on a black background is the headline:] 9.7% Tax-Equivalent Yield.**
[Below the photographs, on the left-hand side of the ad, on a white background in black type appears the following text:] CGM American Tax Free Fund is a no-load fund designed for investors seeking high current income exempt from federal income taxes. Now, through December 31, 1999, the Fund's adviser will absorb all management fees, charges, and expenses. That means every dollar you invest goes to work earning tax free income for you.
[In smaller black type below (with larger numbers):] *5.9% is the Fund's current yield annualized for the 30 days ended 6/30/99.
1.6%, 6.6% and 4.8% are the Fund's average annual total returns for the one and five year periods ended 6/30/99 and from inception on 11/10/93 through 6/30/99 respectively.
**The taxable equivalent yield is based on the Fund's current yield annualized for the 30 days ended 6/30/99 and a 39.6% federal tax bracket.
[Below the photographs, on the right-hand side of the ad, on a white background in black, smaller type is the following text:] This information represents past performance, which is no guarantee of futures results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. The Fund's adviser is currently absorbing all management fees and expenses. Otherwise the current 30-day yield would be 4.1% through 6/30/99, the taxable equivalent yield would be 6.8%, and the total return numbers through 6/30/99 would be lower. For more complete information, including management fees and expenses, call or write the Fund at the address below for a current prospectus. Read it carefully before you invest or send money.

[Below the text on the right-hand side of the ad is the headline:] CGM American Tax Free Fund
[A line drawing of a fencer in a box with a black and white striped background appears below the headline (logo). To the right of the logo is the following text:]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0746
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM